Share Capital - Schedule of Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Weighted average shares outstanding, basic EPS (in shares)	188,584,731	157,727,394
Weighted average shares outstanding, effect of dilutive stock-options (in shares)	2,702,327	487,022
Weighted average shares outstanding, effect of dilutive warrants (in shares)	0	476,863
Weighted average shares outstanding, diluted EPS (in shares)	191,287,058	158,691,279
Basic EPS	$ 78,345	$ 24,582
Effect of dilutive warrants	0	(2,093)
Diluted EPS	$ 78,345	$ 22,489
Basic earnings (loss) per share (in USD per share)	$ 0.42	$ 0.16
Diluted earnings (loss) per share (in USD per share)	$ 0.41	$ 0.14